Subsequent Events (Details) $ in Thousands	Jul. 28, 2026 USD ($) Vessel Company t	Sep. 15, 2026 USD ($)	Jul. 27, 2026 USD ($) t	Jul. 13, 2026 USD ($) t	Feb. 18, 2026 Company Vessel
Related Party [Member] | Central Mare [Member]
Subsequent Events [Abstract]
Number of shipowning companies being purchased | Company					9
Number of newbuilding vessels to be purchased | Vessel					9
Subsequent Event [Member] | Contractual Commitments to Shipyard for Three MR Tankers [Member]
Subsequent Events [Abstract]
Contractual commitments	$ 140,235
Contractual commitments payable in 2027	16,245
Contract price per vessel	49,500
Aggregate contract price	148,500
First installment amount paid per vessel	2,755
Aggregate first installment amount paid	8,265
Contractual commitments payable in 2028	21,660
Contractual commitments payable in 2029	$ 102,330
Percentage of commitments to be financed	85.00%
Subsequent Event [Member] | Major Oil Trader [Member]
Subsequent Events [Abstract]
Term of time charters	5 years
Term of time charter extensions	1 year
Subsequent Event [Member] | Related Party [Member] | Rubico Inc. [Member] | Three MR Tankers' SPVs [Member]
Subsequent Events [Abstract]
Percentage of net cash proceeds to be applied to payment of consideration			100.00%
Subsequent Event [Member] | Related Party [Member] | Central Mare [Member]
Subsequent Events [Abstract]
Percentage of shares in shipowning companies being purchased	100.00%
Number of shipowning companies being purchased | Company	3
Number of newbuilding vessels to be purchased | Vessel	3
Subsequent Event [Member] | Related Party [Member] | Central Mare [Member] | Three MR Tankers' SPVs [Member]
Subsequent Events [Abstract]
Number of shipowning companies being purchased | Company	3
Contractual commitments	$ 30,850
Consideration refundable under 2025 No Shop Clause LOI	$ 23,500
Consideration settled in cash		$ 5,190
Consideration settled		28,690
Consideration payable		2,160
Subsequent Event [Member] | Roman Shark VII SPV [Member] | Related Party [Member] | Rubico Inc. [Member]
Subsequent Events [Abstract]
Percentage of shares to be sold				100.00%
Consideration				$ 6,250
Subsequent Event [Member] | Roman Shark V SPV [Member] | Related Party [Member] | Rubico Inc. [Member]
Subsequent Events [Abstract]
Percentage of shares to be sold			100.00%
Consideration			$ 6,500
Percentage of net cash proceeds to be applied to payment of consideration			100.00%
Consideration received		$ 630
Subsequent Event [Member] | Hull 25110060 [Member]
Subsequent Events [Abstract]
Vessel capacity | t				47,499
Subsequent Event [Member] | Hull 25110058 [Member]
Subsequent Events [Abstract]
Vessel capacity | t			47,499
Subsequent Event [Member] | Three MR Tankers [Member]
Subsequent Events [Abstract]
Vessel capacity | t	49,940